Basis of preparation, material accounting policies and estimates	6 Months Ended
Jun. 30, 2025
Disclosure of voluntary change in accounting policy [abstract]
Basis of preparation, material accounting policies and estimates
2. Basis of preparation, material accounting policies and estimates
2.1. Basis of preparation
Lifezone’s unaudited consolidated interim financial statements for the six months ended June 30, 2025, have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting” under International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and are reported in U.S. dollars (“USD” or “$”).
These unaudited consolidated interim financial statements should be read in conjunction with Lifezone Metals' audited consolidated financial statements contained on its Form 20-F for the year ended December 31, 2024, as some disclosures from the annual consolidated financial statements have been condensed or omitted.
These unaudited consolidated interim financial statements incorporate the financial statements of Lifezone Metals and its controlled subsidiaries as of June 30, 2025. Control exists when the Lifezone has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The unaudited consolidated interim financial statements include the accounts of Lifezone Metals and its subsidiaries. Intercompany balances, transactions, income and expenses are eliminated on consolidation.
The information furnished herein reflects all normal recurring entries, that are in the opinion of management, necessary for a fair statement of the results for the interim periods reported.
Operating results for the six months ended June 30, 2025, are not necessarily indicative of the results that may be expected for the year ending December 31, 2025.
The unaudited consolidated interim financial statements have been prepared on a historical cost basis unless otherwise stated.
2.2. Going concern
The management of Lifezone has assessed the going concern assumptions of Lifezone during the preparation of these unaudited consolidated interim financial statements. For the six months ended June 30, 2025 Lifezone's income was $2.25 million (six months ended June 30, 2024: loss of $10.94 million) and accumulated losses at June 30, 2025 was $451.8 million (December 31, 2024: $454.5 million).
As of June 30, 2025, Lifezone had consolidated cash and cash equivalents of $12.5 million, a decrease of $16.8 million from $29.3 million as of December 31, 2024. The net cash used in operating activities for the six months ended June 30, 2025 was $6.7 million (June 30, 2024: $10.5 million).
The unaudited consolidated interim financial statements have been prepared on a going concern basis which contemplates the continuity of normal business activities, the realization of assets and discharge of liabilities in the ordinary course of business. Lifezone has not generated significant revenues from operations and, as common with many exploration-stage mining companies, Lifezone raises financing for its exploration, study and research and development activities in discrete tranches. As of June 30, 2025 Lifezone has net current liabilities of $30.66 million and based on Lifezone’s current and anticipated liquidity and funding requirements, Lifezone will need additional capital in the near future to fund its corporate expenditure, operations and project developments. In the event Lifezone issues additional equity in the future, shareholders could face significant dilution in their holdings.
Lifezone’s future operating losses and capital requirements may vary materially from those currently planned and will depend on many factors including Lifezone’s growth rate, the execution of various growth projects, and the demand for the Hydromet Technology, exploration and evaluation cost and capital costs in relation to the Kabanga Nickel Project, and the demand and prices for the minerals we envision extracting in our Metals Extraction business and as well as for Lifezone’s working capital requirements.
To finance the development of the Kabanga Nickel Project, Lifezone is pursuing a diversified funding strategy potentially including equity offerings, strategic partnerships, mezzanine funding and bridge and project-level debt. Active discussions are ongoing with offtake partners, financial and strategic investors, development finance institutions and commercial lenders. On August 8, 2025 Kabanga Nickel Limited entered into a $60 million senior secured bridge loan facility agreement with Taurus Mining Finance Fund No. 2 L.P., ("Taurus") acting as mandated lead arranger and agent. The facility will support the advancement of the Kabanga Nickel Project by funding the development of critical early-stage work and infrastructure as the company moves towards securing long-term project financing. Please refer to Note 29 for further details on this facility.

Additionally, Lifezone may receive the proceeds from any exercise of any Warrants in cash. Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at a price of $11.50 per share in cash. We believe the likelihood that warrant holders will exercise their warrants, and therefore the amount of cash proceeds that we would receive is dependent upon the market price of our Lifezone ordinary shares. On June 30, 2025, the market price of one ordinary share of Lifezone Metals was $4.12. When the market price of Lifezone ordinary shares is less than $11.50 per share (i.e., the warrants are “out of the money”), we believe warrant holders will be unlikely to exercise their warrants. If all the warrants are exercised, an additional 14,391,050 Lifezone ordinary shares would be outstanding.

In the event that Lifezone is unable to secure sufficient funding, it may not be able to fully develop its projects, and this may have a consequential impact on the carrying value of the related exploration and evaluation assets and the investment in its subsidiaries as well as the going concern status of Lifezone. Given the nature of Lifezone’s current activities, it will remain dependent on equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project until such time as the Lifezone becomes self-financing from the commercial production of metals and minerals and royalties received from intellectual property rights linked to its Hydromet Technology. To the extent that Lifezone foresees increasing financing risks, jeopardizing the existence of Lifezone, Lifezone can accelerate a reduction of costs and aim for smaller, more targeted capital raises.
As the proceeds from the senior secured bridge loan facility agreement with Taurus, entered into on August 8, 2025, are specifically allocated for the development of the Kabanga Nickel Project within our Metal Extraction segment, we anticipate that our cash and cash equivalents of $12.5 million as of June 30, 2025, will be insufficient to fund our operating and other expenses in the IP and Corporate segments over the next 12 months and we expect to require additional funding by February 2026. Our future viability is dependent on our ability to raise additional capital to fund corporate working capital expenditure, existing project developments, new projects and acquisitions and to fund operations. The situation gives rise to a substantial doubt about our ability to continue as a going concern, as there can be no assurance Lifezone will be able to raise required financing through a combination of equity offerings, debt financings, collaborations, strategic alliances, off-take agreements and/or licensing arrangements in the future. Notwithstanding this substantial doubt, the directors of Lifezone consider it appropriate to prepare the financial statements on a going concern basis as they believe that Lifezone will be able to raise further funding over the next 12 months. The financial statements do not include the adjustments to the amounts and classification of assets and liabilities that may be necessary in the event that Lifezone was unable to continue as a going concern.

2.3. Accounting pronouncements
The accounting policies adopted in the preparation of the unaudited consolidated interim financial statements are consistent with those followed in the preparation of the annual consolidated financial statements of Lifezone Metals for the year ended December 31, 2024, except for the adoption of new standards effective as of January 1, 2025.
Lifezone has not early adopted any standard, interpretation or amendment that was issued but is not yet effective.
The following amendment applies for the first time in 2025, but does not have an impact on the unaudited consolidated interim financial statements of Lifezone:
•Lack of Exchangeability (Amendments to IAS 21) - The amendment provides guidance for entities to apply a consistent approach to the assessment of whether a currency is exchangeable at the measurement date and for a specific purpose, and if not, the determination of the exchange rate to be used for measurement purposes and the disclosures to be provided in their financial statements. A currency is exchangeable when there is the possibility of exchanging it for another currency, with normal administrative delays, and the transaction occurs through markets or exchange mechanisms that create enforceable rights and obligations. The amendment is effective for annual reporting periods beginning on or after January 1, 2025.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. The standards and interpretations that are issued, but are not yet effective, up to the date of issuance of the Lifezone’s financial statements that Lifezone reasonably expects may have an impact on its disclosures, financial position or performance when applied at a future date, are disclosed below.
•Amendments to the Classification and Measurement and Impairment of Financial Instruments (Amendments to IFRS 9 and IFRS 7) - applies from January 1, 2026
•IFRS 18 Presentation and Disclosure in Financial Statements - applies from January 1, 2027
•IFRS 19 Subsidiaries without Public Accountability: Disclosures - applies from January 1, 2027
Lifezone is currently assessing the effect of these new accounting standards and amendments.
2.4. Basis of consolidation
The unaudited consolidated interim financial statements comprise the financial statements of Lifezone Metals and its controlled subsidiaries. Consolidation of a subsidiary begins when Lifezone obtains control over the subsidiary and ceases when Lifezone loses control of the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the equity holders of Lifezone Metals as the parent entity of Lifezone and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with Lifezone’s accounting policies. All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of Lifezone are eliminated on full consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If Lifezone loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest, and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
Lifezone attributes total comprehensive income or loss of subsidiaries between the owners of Lifezone Metals as the parent entity and the non-controlling interests based on their respective ownership interests. The unaudited consolidated interim financial statements comprise the financial statements as of June 30, 2025, of the following subsidiaries.

	Principal activities	Country of incorporation	Percentage (%)
Name of subsidiary			Ownership June 30, 2025	Ownership December 31, 2024
Lifezone Holdings Limited	Holding company	Isle of Man	100.0%	100.0%
Lifezone Limited	Holding company	Isle of Man	100.0%	100.0%
Lifezone US Holdings Limited	Holding company	United Kingdom	100.0%	100.0%
Lifezone Holdings US, LLC	Holding company	United State of America	100.0%	100.0%
Lifezone Services US, LLC	Service company	United State of America	100.0%	100.0%
Lifezone Recycling US, LLC[1]	Recycling	United State of America	94.4%	94.0%
LZ Services Limited	Service company	United Kingdom	100.0%	100.0%
Kabanga Holdings Limited	Holding company	Cayman Islands	83.0%	83.0%
Kabanga Nickel Company Limited	Holding company	Tanzania	83.0%	83.0%
Kabanga Nickel Limited	Holding company	United Kingdom	83.0%	83.0%
Kagera Mining Company Limited	Mining	Tanzania	83.0%	83.0%
Lifezone Asia-Pacific Pty Ltd	Service company	Australia	100.0%	100.0%
The Simulus Group Pty Limited	Holding company	Australia	100.0%	100.0%
Simulus Pty Limited	Laboratory and Engineering	Australia	100.0%	100.0%
Romanex International Limited	Holding company	Canada	83.0%	83.0%
Tembo Nickel Corporation Limited	Mining	Tanzania	69.7%	69.7%
Tembo Nickel Mining Company Limited	Mining	Tanzania	69.7%	69.7%
Tembo Nickel Refining Company Limited	Refining	Tanzania	69.7%	69.7%
1In May 2025, Lifezone funded $2 million into Lifezone Recycling US, LLC resulting in a change in its ownership from 94% to 94.4%. Please refer to Note 1 for more details.
2.5. Foreign Private Issuer status
Given that Lifezone Metals is incorporated in the Isle of Man, it is considered a Foreign Private Issuer (“FPI”) under the securities laws of the U.S. and the rules of the NYSE.
In our capacity as an FPI, we are exempt from certain rules under the Exchange Act that impose certain disclosure obligations and procedural requirements for proxy solicitations under Section 14 of the Exchange Act. Moreover, we are not required to file periodic reports and financial statements with the SEC as frequently or as promptly as United States companies whose securities are registered under the Exchange Act. In addition, we are not required to comply with Regulation FD, which restricts the selective disclosure of material information. NYSE listing rules include certain accommodations in the corporate governance requirements that allow FPI, such as us, to follow “home country” corporate governance practices in lieu of the otherwise applicable corporate governance standards of NYSE.
FPIs may prepare their financial statements using US GAAP; or IFRS pursuant to Regulation S-X Rule 4-01(a)(2). In the case of FPIs that use the English-language version of IFRS as issued by the International Accounting Standards Board, or IASB IFRS, no reconciliation to US GAAP is needed.
We may take advantage of these exemptions until such time as we are no longer an FPI. We are required to determine our status as an FPI on an annual basis at the end of each second fiscal quarter.
We would cease to be an FPI at such time as more than 50% of our outstanding voting securities are held by United States residents and any of the following three circumstances apply:
1.the majority of our executive officers or directors are United States citizens or residents.
2.more than 50% of our assets are located in the United States or
3.our business is administered principally in the United States.
If we lose our FPI status we would be required to comply with Exchange Act reporting and other requirements applicable to U.S. domestic issuers, which are more detailed and extensive than the requirements for FPIs.
FPI status requires implementing procedures and processes to address public company regulatory requirements and customary practices.
2.6. Emerging Growth Company status
We are an Emerging Growth Company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the (“JOBS Act”). As such, we are eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. This includes, but is not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act” or “SOX”), reduced disclosure obligations regarding executive compensation in their periodic reports and proxy statements and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
We will continue to qualify as an EGC until the earliest to occur of:
1.the last day of the fiscal year during which we had total annual gross revenues of US$1,235,000,000 (as such amount is indexed for inflation every 5 years by the SEC or more;
2.the last day of our fiscal year following the fifth anniversary of the date of the first sale of equity securities pursuant to an effective registration statement under the Securities Act;
3.the date on which we have, during the previous 3-year period, issued more than US$1,000,000,000 in non-convertible debt; or
4.the date on which we are deemed to be a “Large Accelerated Filer”, as defined in Exchange Act Rule 12b-2. Lifezone would become a Large Accelerated Filer if Lifezone has a public float of greater than $700.0 million, has been filing periodic reports for at least 12 months, has previously filed at least one annual report, and is not a smaller reporting company.
Section 103 of the JOBS Act provides that an EGC is not required to comply with the requirement to provide an auditor’s report on ICFR under Section 404(b) of the Sarbanes-Oxley Act. An EGC still has to perform management’s assessment of internal control over financial reporting (SOX 404(a)) and the disclosure requirement of Item 308(a) of Regulation S-K).
2.7. Significant accounting judgements, estimates and assumptions
The preparation of Lifezone’s unaudited consolidated interim financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, including contingent assets and liabilities, and the accompanying disclosures. Actual results may differ from these estimates and uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in the future period.
The judgements, estimates and assumptions applied in these unaudited consolidated interim financial statements, including the key sources of estimation uncertainty, were the same as those applied in Lifezone’s latest annual consolidated financial statements for the year ended December 31, 2024.
2.8 Restatement of prior period unaudited consolidated interim financial statements
In connection with the preparation of our consolidated financial statements for the year ended December 31, 2024, management identified misstatements in our previously issued annual and interim consolidated financial statements. Management has assessed the materiality of the misstatements on prior period financial statements in accordance with the SEC Staff Accounting Bulletin (“SAB”) 99, Materiality and concluded that the corrections are considered immaterial as they did not have any impact on the income statement, loss per share, assets, liabilities and total equity in any of the prior periods. However, in accordance with IAS 8 the prior period financial statements have been restated. These restatements affect the consolidated statement of changes in equity, the consolidated statement of cash flows, and the segment reporting for the six months ended June 30, 2024, as presented in these financial statements.
Unaudited Consolidated Interim Statement of Changes in Equity
Management identified errors relating to the accounting of the investment by BHP in 2022 in KNL and investment by Glencore in Lifezone Recycling US, LLC in 2024.
On December 24, 2021, BHP invested $10 million in Lifezone Limited ("LZL") and on the same day, KNL entered into the T1A Loan Agreement relating to a $40 million convertible loan agreement with BHP and LZL; and BHP entered into the Lifezone Subscription Agreement in relation to the Kabanga Nickel Project. Following the conversion of the convertible loan on July 1, 2022, BHP held an 8.9% interest in KNL, reflected within Non-Controlling Interest ("NCI").

On October 14, 2022, BHP committed to invest a further $50 million in KNL in the form of equity under the T1B Subscription Agreement, the completion of which was subject to certain conditions. As at December 31, 2022, KNL assessed that all relevant closing conditions were substantially satisfied bringing BHP’s interest in KNL from 8.9% to 17%. Associated with this transaction, KNL paid $2.5 million equity issuance cost, with the liability to an investment bank accounted for as a payable in 2022.

At the time of the transaction, the $50 million and $40 million received by Lifezone was recorded as an increase to NCI (net of transaction costs) in the consolidated financial statements. However, this accounting treatment for NCI in the group financial statements was not in accordance with the correct guidance as outlined under Paragraph B96 of IFRS 10 – Consolidated Financial Statements. Previously, Lifezone attributed the entire consideration received from BHP to NCI, resulting in an overstatement of the NCI balance and an understatement of total shareholders’ equity.

The correct approach under IFRS 10 requires that the increase in NCI reflects only the share of the net assets of the KNL Group attributable to BHP, in this case the 17% share as December 31, 2022. IFRS 10 Paragraph B96 stipulates that when the proportion of the equity held by NCI changes, the carrying amounts of both the controlling and non-controlling interests should be adjusted to reflect the change in relative interests. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received should be recognized directly in equity, attributable to the parent’s owners.

Accordingly, Lifezone has restated its NCI and Other Reserves in the Consolidated Statement of Changes in Equity for the six months ended June 30, 2024. The restatement had the effect of reducing NCI by $73.23 million and increasing other reserves by $73.23 million. The restatement had no impact on the consolidated statement of loss, loss per share, consolidated assets, liabilities and the statement of consolidated cash flows for any period.

Management also identified an error in the accounting of the $1.5 million contribution by Glencore in January 2024. The impact of correcting the error was a reduction in other reserves by $180,000 and an increase in NCI by $180,000. The restatement had no impact on the consolidated statement of loss, loss per share, consolidated assets, liabilities and the statement of consolidated cash flows for any period.

The following tables present the effects of correcting this error on Lifezone's financial statements as of June 30, 2024:

	Lifezone Equity as previously reported as of June 30, 2024	Impact of correction of the error in relation to BHP investment	Impact of correction of the error in relation to Glencore investment	Lifezone Equity restated as of June 30, 2024
	$	$	$	$
Equity
Share capital	7,829	-	-	7,829
Share premium	178,718,812	-	-	178,718,812
Shared based payment reserve	265,558,785	-	-	265,558,785
Warrant reserves	15,017,257	-	-	15,017,257
Other reserves	(5,314,302)	73,226,449	(180,000)	67,732,147
Foreign currency translation reserve	56,060	-	-	56,060
Redemption reserve	280,808	-	-	280,808
Accumulated deficit	(418,864,652)	-	-	(418,864,652)
Total shareholders’ equity	35,460,597	73,226,449	(180,000)	108,507,046
Non-controlling interests	83,422,155	(73,226,449)	180,000	10,375,706
Total equity	118,882,752	-	-	118,882,752

Unaudited Consolidated Interim Statement of Cash Flows
Lifezone has restated the starting point of the cash flow statement from total comprehensive loss for the six months ended June 30, 2024 to loss for the six months ended June 30, 2024 as required by IAS 7 'Statement of Cash Flows'. Further, in accordance with IAS 7, Lifezone has reclassified certain working capital movements related to the Kabanga Nickel Project from cash flows from operating activities to cash flows from investing activities to better reflect the economic nature of those activities. The following tables present the effects of correcting this error on cash used in operating and investing activities for the six months ended June 30, 2024. As shown in the table below there was no impact on cash flow from financing activities or net increase in cash and cash equivalents:

	As previously reported for the six months ended June 30, 2024	Impact of correction of error	As restated for the six months ended June 30, 2024
	$	$	$

Cash used in operating activities	(8,336,912)	(2,133,812)	(10,470,724)
Cash used in investing activities	(26,750,135)	2,133,812	(24,616,323)
Cash flow from financing activities	49,230,396	-	49,230,396
Net increase in cash and cash equivalents	14,143,349	-	14,143,349
Segment information
Management identified errors in the segment information previously presented for the six months ended June 30, 2024. These errors primarily resulted from the misallocation of certain subsidiaries and business activities to incorrect operating segments, as well as a failure to appropriately eliminate intra-segment transactions. The underlying causes of these errors were attributed to human error and oversight in the segment reporting and consolidation processes.
As a result, previously reported segment revenues, expenses, and measures of profit were misstated. Lifezone has corrected these errors by restating the comparative segment information to reflect the appropriate allocation of entities and elimination of intra-segment transactions. These adjustments did not impact the consolidated statements of financial position, comprehensive income, or cash flows for any periods presented. Management has implemented additional controls and procedures to help prevent similar errors in the future.